WESTCORE TRUST

Supplement Dated August 21, 2012

To the Statement of Additional Information

Dated April 30, 2012

for

Fund	Ticker Symbols
	Retail Class	Institutional Class

Westcore Growth Fund

Westcore MIDCO Growth Fund

Westcore Select Fund

Westcore Blue Chip Fund

Westcore Mid-Cap Value Fund

Westcore Small-Cap Opportunity Fund

Westcore Small-Cap Value Fund

Westcore Micro-Cap Opportunity Fund

Westcore International Small-Cap Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

	WTEIX WTMGX WTSLX WTMVX WTMCX WTSCX WTSVX WTMIX WTIFX WTLTX WTIBX WTCOX	WILGX WIMGX -- WIMVX -- WISCX WISVX -- -- WILTX WIIBX --

Retail Class and Institutional Class

  The section regarding the Assistant Treasurer on page 51 should be replaced in its entirety with the following.

Name, Address and Age [1]	Position(s) Held with The Trust	Term of Office and Length of Time Served [2]	Principal Occupation(s)
John H. Moore Age 43 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since August 15, 2012

  Fund Controller, ALPS Fund Services, Inc., since March 2012

  Vice-President of Finance, Altaris Capital Partners,  LLC, February 2007 to June 2011

  Director of Financial Reporting, Aptuit, Inc., February 2006 – January 2007

  Controller, Workflow Management, Inc., September 2004 – January 2006

  Controller, YankeeNets, LLC, February 1999 – September 2004